Cost of Revenue	6 Months Ended
Jun. 30, 2023
General Information and Reorganization Transactions [Abstract]
Cost of revenue

Note 18 — Cost of revenue

Cost of revenue primarily consists of expenses for consultants directly involved in the delivery of services to customers.

	For the six months ended June 30, 2023	For the six months ended June 30, 2022
	EUR	EUR
Cost of revenue	2,032	29,768

For the six months ended June 30, 2023 and 2022, 0% and 62% of the cost of revenue was incurred from transactions with related parties of the Company, respectively.

Two suppliers and three suppliers, each accounted for over 10% of the Group’s total cost of revenue, represented 100% and 88% of the Group’s cost of revenue for the six months ended June 30, 2023 and 2022, respectively.